UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Purchasing Power, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported):	February 12, 2018

Commission File Number of securitizer:	025-02292

Central Index Key Number of securitizer:	0001655076

Gregory M. Birge, Esq., Chief Legal Officer, (404) 609-5100
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _____

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _____
 Central Index Key Number of underwriter (if applicable):  _____

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

The securitizer is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The last date on which payments on asset-backed securities held by non-affiliates were made was November 15, 2017.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  February 12, 2018

PURCHASING POWER, LLC (Securitizer)

By:	/s/ Wade Pierce
Name: Wade Pierce
Title: Chief Financial Officer